Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Issued capital [member]	Capital Reserves [Member]	Profit Reserves [Member]	Treasury shares [member]	Other Reserve [Member]	Reserve of exchange differences on translation [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2024	$ 61,614	$ 1,139	$ 18,676	$ (3,911)	$ (729)	$ (43,383)		$ 33,406	$ 1,122	$ 34,528
IfrsStatementLineItems [Line Items]
Net income							3,511	3,511	20	3,531
Other comprehensive income			2,299		23	1,613		3,935	107	4,042
Dividends and interest on capital of Vale S.A.'s shareholders			(1,596)					(1,596)	(4)	(1,600)
Capital transactions					(6)			(6)		(6)
Share-based payment programs				1	13			14		14
Ending balance, value at Jun. 30, 2025	61,614	1,139	19,379	(3,910)	(699)	(41,770)	3,511	39,264	1,245	40,509
Beginning balance, value at Dec. 31, 2025	61,614	1,139	17,482	(3,910)	(683)	(42,133)		33,509	841	34,350
IfrsStatementLineItems [Line Items]
Net income							3,268	3,268	86	3,354
Other comprehensive income			1,145		(5)	295		1,435	8	1,443
Capital Increase	100		(100)
Shares buyback program				(214)				(214)		(214)
Capital transactions					(3)			(3)		(3)
Share-based payment programs				10	6			16		16
Treasury shares canceled			(1,388)	1,388
Ending balance, value at Jun. 30, 2026	$ 61,714	$ 1,139	$ 17,139	$ (2,726)	$ (685)	$ (41,838)	$ 3,268	$ 38,011	$ 935	$ 38,946